Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 368	$ 687
Receivables, less allowances of $60 (2013) and $62 (2012)	3,234	2,918
Programming and other inventory (Note 5)	772	858
Deferred income tax assets, net (Note 12)	152	239
Prepaid income taxes	0	28
Prepaid expenses	109	113
Other current assets	384	305
Current assets of discontinued operations (Note 3)	351	572
Total current assets	5,370	5,720
Property and equipment:
Land	243	242
Buildings	698	672
Capital leases	165	193
Equipment and other	1,991	1,968
Property and equipment, gross	3,097	3,075
Less accumulated depreciation and amortization	1,624	1,621
Net property and equipment	1,473	1,454
Programming and other inventory (Note 5)	1,697	1,582
Goodwill (Note 2)	6,696	6,690
Intangible assets (Note 2)	6,064	6,092
Other assets (Note 1)	1,963	1,507
Assets of discontinued operations (Note 3)	3,124	3,421
Total assets	26,387	26,466
Current Liabilities:
Accounts payable	286	307
Accrued expenses	595	562
Accrued compensation	376	359
Participants' share and royalties payable	1,008	953
Program rights	398	455
Deferred revenues	269	183
Income taxes payble	54	0
Commerical paper (Note 8)	475	0
Current portion of long-term debt (Note 8)	20	18
Other current liabilities	472	614
Current liabilities of discontinued operations (Note 3)	254	490
Total current liabilities	4,207	3,941
Long-term debt (Note 8)	5,940	5,903
Participants' share and royalties payable	1,122	965
Pension and postretirement benefit obligations (Note 13)	1,327	1,847
Deferred income tax liabilities, net (Note 12)	1,314	958
Other liabilities	2,034	2,107
Liabilities of discontinued operations (Note 3)	477	532
Commitments and Contingencies (Note 14)
Stockholders' Equity
Common stock	1	1
Additional paid-in capital	43,474	43,424
Accumulated deficit	(24,890)	(26,769)
Accumulated other comprehensive loss (Note 1)	(545)	(569)
Stockholders' equity including treasury stock	18,040	16,087
Less treasury stock, at cost; 244 (2013) and 198 (2012) Class B Shares	8,074	5,874
Total Stockholders' Equity	9,966	10,213
Total Liabilities and Stockholders' Equity	26,387	26,466
Class A Common Stock
Stockholders' Equity
Common stock	0	0
Class B Common Stock
Stockholders' Equity
Common stock	$ 1	$ 1